Consolidated Statements of Loss and Comprehensive (Income) Loss - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Expenses
General and administrative	$ 5,121	$ 3,726	$ 4,677
Interest	5,066	5,493	8,355
Foreign exchange (gain) loss	(698)	(740)	1,006
Share of joint venture expenditures - Lion Battery	343	369	595
Stock compensation expense	3,184	1,569	787
Closure, care and maintenance costs (recovery)	0	0	(509)
Operating expenses, total	13,016	10,417	14,911
Loss (Gain) on fair value derivatives & other instruments	(52)	(3,203)	2,732
Loss on the partial settlement of the Sprott Facility	(189)	0	0
Gain on Sprott extension	48	0	0
Gain on fair value of marketable securities	0	0	609
Net finance income	97	158	364
Loss for the year before income taxes	13,008	7,056	16,670
Deferred income tax expense	55	72	106
Loss for the year	13,063	7,128	16,776
Currency translation adjustment	(4,898)	4,487	(105)
Comprehensive loss for the period	8,165	11,615	16,671
Net Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	13,063	7,128	16,776
Non-controlling interests	0	0	0
Loss	13,063	7,128	16,776
Comprehensive (income) loss attributable to:
Shareholders of Platinum Group Metals Ltd.	8,165	11,615	16,671
Non-controlling interests	0	0	0
Comprehensive loss for the year	$ 8,165	$ 11,615	$ 16,671
Basic and diluted loss per common share	$ 0.18	$ 0.11	$ 0.52
Weighted average number of common shares outstanding: Basic and diluted	71,912,296	61,537,004	32,534,646